Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
Supplement Text Block	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

Voya Multi-Manager Emerging Markets Equity Fund

("Fund")

Supplement dated July 17, 2015

to the Fund's Class A, Class B, Class C, Class I, Class R and Class W Prospectus

dated February 27, 2015; and

to the Fund's Class A, Class B, Class C, Class I, Class R and Class W

Summary Prospectus dated February 27, 2015, as supplemented May 12, 2015

(each a "Prospectus" and collectively "Prospectuses")

On July 9, 2015, the Fund's Board of Trustees ("Board") approved the addition of Van Eck Associates Corporation ("Van Eck") as a sub-adviser to the Fund effective on or about August 24, 2015. Currently, Delaware Investments Fund Advisers ("DIFA") and J.P. Morgan Investment Management Inc. ("JPMorgan") each manage a portion of the Fund's assets. From the beginning of business on August 10, 2015 through the close of business on August 21, 2015, the Fund will be in a "transition period" during which time a transition manager will sell a portion of the assets currently managed by DIFA and JPMorgan. The transition manager may hold a large portion of the Fund's assets in temporary investments. During this time, the Fund may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund's shareholders. In addition, these transactions will also result in transactional costs, which are ultimately borne by shareholders. Effective on or about August 24, 2015, DIFA, JPMorgan, and Van Eck will be the three sub-advisers managing the Fund's assets. In conjunction with the addition of Van Eck as a sub-adviser to the Fund, David Semple and Angus Shillington will be added as portfolio manager and assistant portfolio manager, respectively, for the portion of the Fund's assets allocated to Van Eck.

Effective on or about August 24, 2015, the Fund's Prospectuses are hereby revised as follows:

1.	The subsection entitled "Fees and Expenses of the Fund – Portfolio Turnover" of the Fund's Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

On or about August 24, 2015, Van Eck Associates Corporation ("Van Eck") will be added as an additional sub-adviser to the Fund. Currently, Delaware Investments Fund Advisers ("DIFA") and J.P. Morgan Investment Management Inc. ("JPMorgan") each manage a portion of the Fund's assets. During the period from the beginning of business on August 10, 2015 through the close of business on August 21, 2015, the Fund will be in a transition period during which time a transition manager will sell a portion of the assets currently managed by DIFA and JPMorgan which will result in buy and sell transactions.

These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund's shareholders. In addition, these transactions will result in transaction costs which will be borne by the shareholders.

2.	The seventh paragraph of the section entitled "Principal Investment Strategies" of the Fund's Prospectuses is hereby deleted and replaced with the following:

Delaware Investments Fund Advisers ("DIFA"), J.P. Morgan Investment Management Inc. ("JPMorgan"), and Van Eck Associates Corporation ("Van Eck") (each a "Sub-Adviser" and collectively "Sub-Advisers") provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Fund's investment adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

3.	The following paragraph is included at the end of the section entitled "Principal Investment Strategies" of the Fund's Prospectuses:

Van Eck Associates Corporation

Van Eck selects emerging market countries that the Fund will invest in based on its evaluation of economic fundamentals, legal structure, political developments and other specific factors Van Eck believes to be relevant. Utilizing qualitative and quantitative measures, Van Eck seeks to invest in what it believes are reasonably-priced companies that have strong structural growth potential. Van Eck seeks attractive investment opportunities in all areas of emerging markets, and utilizes a flexible investment approach across all market capitalizations.

Voya Multi-Manager Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

Voya Multi-Manager Emerging Markets Equity Fund

("Fund")

Supplement dated July 17, 2015

to the Fund's Class A, Class B, Class C, Class I, Class R and Class W Prospectus

dated February 27, 2015; and

to the Fund's Class A, Class B, Class C, Class I, Class R and Class W

Summary Prospectus dated February 27, 2015, as supplemented May 12, 2015

(each a "Prospectus" and collectively "Prospectuses")

On July 9, 2015, the Fund's Board of Trustees ("Board") approved the addition of Van Eck Associates Corporation ("Van Eck") as a sub-adviser to the Fund effective on or about August 24, 2015. Currently, Delaware Investments Fund Advisers ("DIFA") and J.P. Morgan Investment Management Inc. ("JPMorgan") each manage a portion of the Fund's assets. From the beginning of business on August 10, 2015 through the close of business on August 21, 2015, the Fund will be in a "transition period" during which time a transition manager will sell a portion of the assets currently managed by DIFA and JPMorgan. The transition manager may hold a large portion of the Fund's assets in temporary investments. During this time, the Fund may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund's shareholders. In addition, these transactions will also result in transactional costs, which are ultimately borne by shareholders. Effective on or about August 24, 2015, DIFA, JPMorgan, and Van Eck will be the three sub-advisers managing the Fund's assets. In conjunction with the addition of Van Eck as a sub-adviser to the Fund, David Semple and Angus Shillington will be added as portfolio manager and assistant portfolio manager, respectively, for the portion of the Fund's assets allocated to Van Eck.

Effective on or about August 24, 2015, the Fund's Prospectuses are hereby revised as follows:

1.	The subsection entitled "Fees and Expenses of the Fund – Portfolio Turnover" of the Fund's Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

On or about August 24, 2015, Van Eck Associates Corporation ("Van Eck") will be added as an additional sub-adviser to the Fund. Currently, Delaware Investments Fund Advisers ("DIFA") and J.P. Morgan Investment Management Inc. ("JPMorgan") each manage a portion of the Fund's assets. During the period from the beginning of business on August 10, 2015 through the close of business on August 21, 2015, the Fund will be in a transition period during which time a transition manager will sell a portion of the assets currently managed by DIFA and JPMorgan which will result in buy and sell transactions.

These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund's shareholders. In addition, these transactions will result in transaction costs which will be borne by the shareholders.

2.	The seventh paragraph of the section entitled "Principal Investment Strategies" of the Fund's Prospectuses is hereby deleted and replaced with the following:

Delaware Investments Fund Advisers ("DIFA"), J.P. Morgan Investment Management Inc. ("JPMorgan"), and Van Eck Associates Corporation ("Van Eck") (each a "Sub-Adviser" and collectively "Sub-Advisers") provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Fund's investment adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

3.	The following paragraph is included at the end of the section entitled "Principal Investment Strategies" of the Fund's Prospectuses:

Van Eck Associates Corporation

Van Eck selects emerging market countries that the Fund will invest in based on its evaluation of economic fundamentals, legal structure, political developments and other specific factors Van Eck believes to be relevant. Utilizing qualitative and quantitative measures, Van Eck seeks to invest in what it believes are reasonably-priced companies that have strong structural growth potential. Van Eck seeks attractive investment opportunities in all areas of emerging markets, and utilizes a flexible investment approach across all market capitalizations.